Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Payments to Acquire Interest in Subsidiaries and Affiliates		$ 0	$ 4,125	$ 4,125	$ 0	$ 0
Lyra Health [Member]
Related Party Transaction [Line Items]
Payments to Acquire Interest in Subsidiaries and Affiliates	$ 4,100			4,100
Second Investment [Member]
Related Party Transaction [Line Items]
Payments to Acquire Interest in Subsidiaries and Affiliates	1,000			1,000
Initial Investment [Member]
Related Party Transaction [Line Items]
Payments to Acquire Interest in Subsidiaries and Affiliates	$ 3,100			$ 3,100